Taxes (Details 1) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Taxes [Abstract]
Earnings before income taxes			$ 354,698	$ 124,482
Canadian corporate tax rate		22.55%	27.00%	27.00%
Expected tax expense			$ 95,768	$ 33,610
Petroleum resource rent tax rate (PRRT) differential	[1]		5,349	3,531
Foreign tax rate differentials	[1],[2]		3,086	7,146
Equity based compensation expense			13,883	10,343
Amended returns and changes to estimated tax pools and tax positions			(873)	(17,246)
Statutory rate changes and the estimated reversal rates associated with temporary differences	[3]		0	(16,449)
(Re-recognition) de-recognition of deferred tax assets			(26,931)	44,608
Adjustment for uncertain tax positions			8,080	2,191
Gain on business combinations			(28,812)	0
Other non-deductible items			13,498	(5,510)
Provision for income taxes			$ 83,048	$ 62,224

[1]	In Australia, current taxes include both corporate income tax rates and PRRT. Corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
[2]	The applicable tax rates for 2018 were: 34.4% in France, 50.0% in the Netherlands, 30.2% in Germany, 25.0% in Ireland, and 21.0% in the United States.
[3]	On December 22, 2017, the Tax Cuts and Jobs Act was signed into law in the United States reducing the U.S. federal corporate income tax rate from 35% to 21%. On December 21, 2017, the French Parliament approved the Finance Bill for 2018. The Finance Bill for 2018 provides for a progressive decrease of the French standard corporate income tax rate from 34.43% to 25.825% by 2022. On December 18, 2018, the Dutch government approved the 2019 Tax Plan. The Bill provides for reduced corporate tax rates from 25.0% to 20.5% by 2021, with the first reduction planned for 2020 to 22.55%. Due to the tax regime applicable to natural gas producers in the Netherlands, the reduction to the corporate tax rate is not expected to have a material impact to Vermilion taxes in the Netherlands.